Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	3
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	7 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	3
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	3
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	5 years